Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended		5 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended			16 Months Ended	20 Months Ended	24 Months Ended		28 Months Ended	32 Months Ended	36 Months Ended		40 Months Ended	44 Months Ended	48 Months Ended		52 Months Ended	56 Months Ended	60 Months Ended		64 Months Ended	72 Months Ended		84 Months Ended		96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 01, 2025	Apr. 16, 2021	Sep. 04, 2020	Dec. 31, 2018	Dec. 31, 2015	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Dec. 31, 2020	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000221940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														FPA Crescent Fund (Supra Institutional Class/FPCSX)
Accumulated Value			$ 100,000,000							$ 115,079,605							$ 132,623,082				$ 120,501,587				$ 145,000,614				$ 165,382,241				$ 194,626,320
C000249813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														FPA Crescent Fund (Investor Class/FPFRX)
Accumulated Value					$ 10,000											$ 11,014				$ 12,146				$ 11,233				$ 13,468				$ 15,083			$ 17,354		$ 15,743	$ 18,915	$ 21,535	$ 25,309
C000025975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														FPA Crescent Fund (Institutional Class/FPACX)
Accumulated Value					10,000											11,025				12,170				11,266				13,522				15,159			17,458		15,853	19,067	21,729	25,566
C000207154 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														FPA Flexible Fixed Income Fund (Institutional Class/FPFIX)
Accumulated Value				$ 100,000											$ 103,782				$ 108,665				$ 110,590				$ 107,474				$ 117,173			$ 123,366		$ 132,285
C000227168 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														FPA Flexible Fixed Income Fund (Advisor Class/FFIAX)
Accumulated Value		$ 10,000											$ 10,085					$ 9,804				$ 10,672				$ 11,223				$ 12,034
C000262097 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														FPA Flexible Fixed Income Fund (Investor Class/FFIRX)
Accumulated Value	$ 10,000					$ 10,002	$ 10,130	$ 10,180	$ 10,225		$ 10,293	$ 10,303
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI All Country World Index
Accumulated Value			100,000,000		10,000					113,246,610						10,787	134,243,125			13,372	109,589,041			12,113	133,918,774			15,335	157,341,017			17,827	192,488,182		21,133		17,251	21,081	24,769	30,301
Bloomberg U S Universal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Universal Bond Index
Accumulated Value	10,000	10,000		100,000		9,988	10,108	10,215	10,283		10,345	10,337	10,120		109,291			8,805	117,572			9,348	116,274			9,539	101,167			10,262	107,412			109,602		117,912
Standard And Poor s 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500 Index
Accumulated Value			100,000,000		10,000					110,161,272						11,196	141,783,519			13,640	116,105,297			13,042	146,626,618			17,149	183,312,191			20,304	216,088,400		26,132		21,399	27,025	33,786	39,827
Consumer Price Index US CPI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Consumer Price Index (US) CPI
Accumulated Value			100,000,000		10,000					101,017,851						10,208	108,266,183			10,424	115,206,076			10,631	119,034,584			10,878	122,485,253			11,020	125,700,736		11,811		12,568	12,985	13,362	13,713
Sixty 40 S And P 500 Index Bloomberg Barclays US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														60%/40% S&P 500 Index/Bloomberg Barclays US Aggregate Bond Index
Accumulated Value			$ 100,000,000		$ 10,000					$ 106,413,264						$ 10,831	$ 123,286,964			$ 12,370	$ 103,824,487			$ 12,079	$ 122,168,972			$ 14,758	$ 140,547,579			$ 16,932	$ 159,804,513		$ 19,617		$ 16,520	$ 19,439	$ 22,363	$ 25,428
CPI 200 Basis Points [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														CPI + 200 Basis Points
Accumulated Value	$ 10,000	$ 10,000		$ 100,000		$ 10,036	$ 10,092	$ 10,140	$ 10,157		$ 10,194	$ 10,243	$ 10,750		$ 104,389			$ 11,670	$ 107,888			$ 12,301	$ 117,963			$ 12,913	$ 128,058			$ 13,519	$ 134,985			$ 141,701		$ 148,107